Putnam Investments
                                   One Post Office Square
                                   Boston, MA 02109
                                   February 1, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:     Putnam Investment Funds (Reg. No. 33-56339) (811-7237)
       (the "Trust")
          Putnam Balanced Fund
          Putnam Global Growth and Income Fund
          Putnam International New Opportunities Fund
          (collectively, the "Funds")
        Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 28, 2000.

     Comments or questions concerning this certificate may be directed to Jill Grossberg at 1-800-225-2465, ext. 11913.

                                     Very truly yours,

                                     PUTNAM INVESTMENT FUNDS

                                     /s/ Gordon H. Silver
                                 By: ------------------------------------
                                     Gordon H. Silver
                                     Vice President


cc:  David Coombs, Esq.